Vessels and other fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of vessels and other fixed assets, net
	Vessel cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2018	$3,149,274	$(493,166)	$2,656,108
- Transfer from advances for vessels under construction and acquisition of vessels	104,528	-	104,528
- Acquisitions, improvements and other vessel costs	108,411	-	108,411
- Vessel disposal	(58,904)	44,206	(14,698)
- Impairment loss	(24,551)	21,140	(3,411)
- Depreciation for the period	-	(59,781)	(59,781)
Balance, June 30, 2019	$3,278,758	$(487,601)	$2,791,157